Shareholder Report, Holdings (Details)	May 31, 2024
C000069624 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000069624 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000069624 | A
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000069624 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000069624 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069624 | B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069624 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069624 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069624 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069624 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028619 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028619 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000028619 | A
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000028619 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000028619 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028619 | B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028619 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028619 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028619 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028619 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028621 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028621 | AA
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000028621 | A
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000028621 | BBB
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000028621 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028621 | B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028621 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028621 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028621 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028621 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000082629 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082629 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000082629 | A
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000082629 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000082629 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000082629 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082629 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082629 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082629 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082629 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000082627 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082627 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000082627 | A
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000082627 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000082627 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000082627 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082627 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082627 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082627 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082627 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000082628 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082628 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000082628 | A
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000082628 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000082628 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000082628 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082628 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082628 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082628 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082628 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000206561 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206561 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000206561 | A
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206561 | BBB
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000206561 | BB
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000206561 | B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206561 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206561 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206561 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000206561 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000069625 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000069625 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000069625 | A
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000069625 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000069625 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069625 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069625 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069625 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000069625 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069625 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069625 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000069625 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000069625 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028628 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028628 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000028628 | A
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000028628 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028628 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028628 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028628 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028628 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028628 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028628 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028628 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028628 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028628 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028630 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028630 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000028630 | A
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000028630 | BBB
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000028630 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028630 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028630 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028630 | SP-1+
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028630 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028630 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028630 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028630 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028630 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000069626 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069626 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000069626 | A
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000069626 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000069626 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069626 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069626 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069626 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069626 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069626 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069626 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028631 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028631 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000028631 | A
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000028631 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000028631 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028631 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028631 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028631 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028631 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028631 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028631 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028633 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028633 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000028633 | A
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000028633 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000028633 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028633 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028633 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028633 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028633 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028633 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028633 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%